Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Prospectus Date	rr_ProspectusDate	Jun. 28, 2021
Document Creation Date	dei_DocumentCreationDate	Feb. 07, 2022